ADVANCE TO SUPPLIERS, NET	12 Months Ended
Dec. 31, 2025
Advance To Suppliers Net
ADVANCE TO SUPPLIERS, NET

5. ADVANCE TO SUPPLIERS, NET

	As of December 31, 2025	As of December 31,2024
Advances to Suppliers	$2,259,387	16,546,521
Less: allowance for credit losses	(968,836)	-
Advances to Suppliers, net	$1,290,551	16,546,521

The movement of the allowance for credit losses was as follows:

	For the year ended December 31, 2025	For the year ended December 31, 2024
Balance as of the beginning of year	$-	269,740
Additions charged to credit losses	942,626	-
Effect of disposal subsidiaries	-	(269,740)
Translation adjustments	26,210	-
Balance as of the end of year	$968,836	-

As of December 31, 2025 and 2024, the Company has advances to suppliers, net of $1,290,551 and $16,546,521. The aging of advances to suppliers were all less than 30 days. The allowance for credit losses was $968,836 and nil as of December 31, 2025 and 2024.